UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: MAY 31, 2015            (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

AMG Systematic Large Cap Value Fund Schedule of Portfolio Investments (unaudited) May 31, 2015

	Shares	Value
Common Stocks - 98.5%
Consumer Discretionary - 9.9%
Burlington Stores, Inc.*	6,470	$341,422
Coach, Inc.	5,320	188,168
Dollar General Corp.	2,830	205,430
Dollar Tree, Inc.*	2,570	192,724
Foot Locker, Inc.	6,870	434,184
Gannett Co., Inc.	8,385	300,099
General Motors Co.	17,250	620,483
Johnson Controls, Inc.	7,270	378,185
Lear Corp.	3,325	385,767
Macy’s, Inc.	10,525	704,649
Magna International, Inc.[1]	7,850	451,454
Sony Corp., Sponsored ADR*	11,620	359,290
Target Corp.	4,380	347,422
Total Consumer Discretionary		4,909,277
Consumer Staples - 5.5%
CVS Health Corp.	6,355	650,625
The Kroger Co.	9,245	673,036
Philip Morris International, Inc.	3,480	289,084
Rite Aid Corp.*	72,375	631,110
Tyson Foods, Inc., Class A	11,545	490,085
Total Consumer Staples		2,733,940
Energy - 8.8%
BP PLC, Sponsored ADR	5,665	234,871
Chesapeake Energy Corp.[1]	33,225	468,805
Devon Energy Corp.	14,305	932,972
Hess Corp.	9,885	667,435
Nabors Industries, Ltd.	37,250	549,438
Newfield Exploration Co.*	6,620	250,302
Valero Energy Corp.	15,205	900,744
Whiting Petroleum Corp.*	10,540	347,715
Total Energy		4,352,282
Financials - 29.8%
American International Group, Inc.	7,670	449,539
Bank of America Corp.	90,350	1,490,775
Barclays PLC, Sponsored ADR	24,525	405,398
Capital One Financial Corp.	4,085	341,343
CIT Group, Inc.	9,320	431,143
Citigroup, Inc.	24,415	1,320,363

	Shares	Value
Discover Financial Services	7,810	$455,089
E*TRADE Financial Corp.*	6,720	197,971
The Goldman Sachs Group, Inc.	2,430	501,042
The Hartford Financial Services Group, Inc.	11,260	462,899
Health Care REIT, Inc.	3,410	239,587
Host Hotels & Resorts, Inc.	17,000	338,640
JPMorgan Chase & Co.	21,823	1,435,517
KeyCorp	36,450	531,441
Lincoln National Corp.	6,900	393,369
MetLife, Inc.	19,950	1,042,587
Northern Trust Corp.	4,555	339,575
The PNC Financial Services Group, Inc.	15,560	1,488,936
Prudential Financial, Inc.	4,635	392,167
SunTrust Banks, Inc.	15,395	657,059
Synchrony Financial*	10,850	350,347
Ventas, Inc.	4,470	297,344
Voya Financial, Inc.	7,040	318,982
Wells Fargo & Co.	15,780	883,049
Total Financials		14,764,162
Health Care - 18.5%
AbbVie, Inc.	8,295	552,364
Aetna, Inc.	8,185	965,584
AmerisourceBergen Corp.	1,720	193,603
Amgen, Inc.	3,395	530,503
Anthem, Inc.	1,955	328,147
Bristol-Myers Squibb Co.	5,140	332,044
Cigna Corp.	3,390	477,414
Edwards Lifesciences Corp.*	2,965	387,585
Gilead Sciences, Inc.*	2,560	287,411
HCA Holdings, Inc.*	4,010	328,138
Laboratory Corp. of America Holdings*	5,725	675,264
Mallinckrodt PLC*	1,605	207,751
McKesson Corp.	801	190,021
Medtronic PLC	3,860	294,595
Merck & Co., Inc.	16,925	1,030,563
Mylan, Inc*	3,300	239,679
Pfizer, Inc.	30,900	1,073,775
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	13,315	800,232

AMG Systematic Large Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 18.5% (continued)
UnitedHealth Group, Inc.	2,040	$245,228
Total Health Care		9,139,901
Industrials - 5.3%
American Airlines Group, Inc.	12,150	514,796
Caterpillar, Inc.	2,320	197,942
PACCAR, Inc.	5,080	322,885
Southwest Airlines Co.	14,220	526,851
Trinity Industries, Inc.	16,985	509,380
United Continental Holdings, Inc.*	6,335	345,828
United Rentals, Inc.*	2,185	194,268
Total Industrials		2,611,950
Information Technology - 11.6%
Apple, Inc.	3,700	482,036
Applied Materials, Inc.	13,600	273,768
Cisco Systems, Inc.	35,830	1,050,177
Electronic Arts, Inc.*	5,425	340,446
Hewlett-Packard Co.	26,940	899,796
Lam Research Corp.	2,510	206,448
Micron Technology, Inc.*	24,425	682,190
NXP Semiconductors N.V.*	7,610	854,222
Qorvo, Inc.*	5,675	466,201
Western Digital Corp.	5,130	499,457
Total Information Technology		5,754,741
Materials - 4.7%
Alcoa, Inc.	17,975	224,688
The Dow Chemical Co.	13,375	696,436
LyondellBasell Industries N.V., Class A	4,385	443,323
The Mosaic Co.	4,695	215,266
Newmont Mining Corp.	12,980	353,575
United States Steel Corp.[1]	15,525	378,810
Total Materials		2,312,098
Telecommunication Services - 1.4%
Level 3 Communications, Inc.*	3,625	201,115
T-Mobile US, Inc.*	5,790	225,115

	Shares	Value
Verizon Communications, Inc.	4,960	$245,222
Total Telecommunication Services		671,452
Utilities - 3.0%
DTE Energy Co.	3,500	277,305
Exelon Corp.	17,550	593,717
NRG Energy, Inc.	10,875	274,050
Public Service Enterprise Group, Inc.	7,710	328,677
Total Utilities		1,473,749
Total Common Stocks (cost $39,837,446)		48,723,552

	Principal Amount
Short-Term Investments - 3.7%
Repurchase Agreements - 2.0%[2]
Cantor Fitzgerald Securities, dated 05/29/15, due 06/01/15, 0.110%, total to be received $1,000,009 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 07/15/15 - 04/20/65, totaling $1,020,000)	$1,000,000	1,000,000
Nomura Securities International Inc, dated 05/29/15, due 06/01/15, 0.110%, total to be received $1,243 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 06/15/15 - 04/20/65, totaling $1,268)	1,243	1,243
Total Repurchase Agreements		1,001,243

	Shares
Other Investment Companies - 1.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	808,927	808,927
Total Short-Term Investments (cost $1,810,170)		1,810,170
Total Investments - 102.2% (cost $41,647,616)		50,533,722
Other Assets, less Liabilities - (2.2)%		(1,071,304)
Net Assets - 100.0%		$49,462,418

AMG Systematic Mid Cap Value Fund Schedule of Portfolio Investments (unaudited) May 31, 2015

	Shares	Value
Common Stocks - 98.8%
Consumer Discretionary - 9.6%
American Eagle Outfitters, Inc.	696,833	$11,407,156
Bloomin’ Brands, Inc.	328,050	7,368,003
Coach, Inc.	132,065	4,671,139
Expedia, Inc.	23,930	2,566,732
Foot Locker, Inc.	86,285	5,453,212
Gannett Co., Inc.	157,150	5,624,398
Hanesbrands, Inc.	89,390	2,847,965
Kohl’s Corp.	50,676	3,318,771
Magna International, Inc.[1]	81,332	4,677,403
ServiceMaster Global Holdings, Inc.*	209,225	7,027,868
Starz, Class A*	94,275	3,955,779
Total Consumer Discretionary		58,918,426
Consumer Staples - 3.0%
Pinnacle Foods, Inc.	95,070	4,007,200
Tyson Foods, Inc., Class A	275,965	11,714,714
Whole Foods Market, Inc.	68,160	2,810,918
Total Consumer Staples		18,532,832
Energy - 6.7%
Encana Corp.	516,085	6,533,636
Energen Corp.	124,190	8,593,948
Hess Corp.	105,965	7,154,757
Newfield Exploration Co.*	205,155	7,756,911
Precision Drilling Corp.[1]	765,530	5,060,153
Valero Energy Corp.	101,965	6,040,407
Total Energy		41,139,812
Financials - 27.2%
BioMed Realty Trust, Inc.	512,011	10,439,904
CBL & Associates Properties, Inc.	214,362	3,783,489
CBRE Group, Inc., Class A*	387,945	14,835,017
Discover Financial Services	97,540	5,683,656
DuPont Fabros Technology, Inc.	246,990	7,962,958
E*TRADE Financial Corp.*	480,545	14,156,856
The Hartford Financial Services Group, Inc.	193,255	7,944,713
Invesco, Ltd.	261,550	10,417,536
Lazard, Ltd., Class A	93,280	5,182,637
Liberty Property Trust	323,730	11,311,126
Northern Trust Corp.	80,675	6,014,321
Raymond James Financial, Inc.	134,245	7,802,319
SL Green Realty Corp.	84,160	9,986,426

	Shares	Value
Sunstone Hotel Investors, Inc.	490,567	$7,486,052
SunTrust Banks, Inc.	294,725	12,578,863
Synchrony Financial*	62,300	2,011,667
Voya Financial, Inc.	254,405	11,527,091
Webster Financial Corp.	342,930	12,993,618
XL Group PLC	117,540	4,428,907
Total Financials		166,547,156
Health Care - 9.6%
Anthem, Inc.	19,475	3,268,879
Boston Scientific Corp.*	367,225	6,709,201
Globus Medical, Inc., Class A*	223,595	5,800,054
HCA Holdings, Inc.*	159,829	13,078,807
Hologic, Inc.*	177,118	6,335,511
Laboratory Corp. of America Holdings*	55,880	6,591,046
Lannett Co., Inc.*	86,070	4,788,074
MEDNAX, Inc.*	42,075	2,994,898
VCA, Inc.*	171,795	9,012,366
Total Health Care		58,578,836
Industrials - 12.8%
AerCap Holdings N.V.*	126,925	6,122,862
Allison Transmission Holdings, Inc.	503,979	15,421,757
American Airlines Group, Inc.	36,685	1,554,343
Con-way, Inc.	106,320	4,302,770
GATX Corp.	152,929	8,519,675
ITT Corp.	213,000	9,090,840
KAR Auction Services, Inc.	162,425	6,051,956
KBR, Inc.	171,325	3,280,874
Ryder System, Inc.	37,875	3,471,244
Spirit AeroSystems Holdings, Inc., Class A*	153,665	8,388,572
Stanley Black & Decker, Inc.	40,424	4,141,035
Trinity Industries, Inc.	255,495	7,662,295
Total Industrials		78,008,223
Information Technology - 12.0%
Applied Materials, Inc.	269,929	5,433,671
Booz Allen Hamilton Holding Corp.	43,935	1,113,752
Broadcom Corp., Class A	226,385	12,869,987
Check Point Software Technologies, Ltd.*	62,025	5,254,758
Ciena Corp.*	323,407	7,800,577
CoreLogic, Inc.*	81,220	3,165,956
Electronic Arts, Inc.*	105,580	6,625,673
Harris Corp.	61,545	4,875,595

AMG Systematic Mid Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 12.0% (continued)
Integrated Device Technology, Inc.*	190,360	$4,502,966
Micron Technology, Inc.*	204,225	5,704,004
NXP Semiconductors N.V.*	33,145	3,720,526
Skyworks Solutions, Inc.	46,585	5,094,536
Western Digital Corp.	76,680	7,465,565
Total Information Technology		73,627,566
Materials - 7.0%
Albemarle Corp.	61,000	3,669,150
Alcoa, Inc.	237,325	2,966,563
Berry Plastics Group, Inc.*	121,986	4,082,871
Celanese Corp., Series A	53,510	3,684,164
Crown Holdings, Inc.*	64,495	3,565,929
International Paper Co.	114,170	5,917,431
The Mosaic Co.	137,105	6,286,264
Nucor Corp.	87,060	4,117,938
Olin Corp.[1]	116,050	3,393,302
United States Steel Corp.[1]	216,714	5,287,822
Total Materials		42,971,434
Telecommunication Services - 2.8%
Level 3 Communications, Inc.*	238,574	13,236,086
SBA Communications Corp., Class A*	36,605	4,092,805
Total Telecommunication Services		17,328,891
Utilities - 8.1%
Ameren Corp.	147,560	5,936,339
Atmos Energy Corp.	114,050	6,160,981
DTE Energy Co.	121,730	9,644,668
Dynegy, Inc.*	150,115	4,854,719
Exelon Corp.	265,506	8,982,068
NRG Energy, Inc.	239,525	6,036,030
PG&E Corp.	141,235	7,551,835
Total Utilities		49,166,640
Total Common Stocks (cost $555,626,097)		604,819,816

	Principal Amount	Value
Short-Term Investments - 2.2%
Repurchase Agreements - 1.2%[2]
Bank of Nova Scotia, dated 05/29/15, due 06/01/15, 0.110%, total to be received $1,769,625 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.625%, 07/01/15 - 04/20/61, totaling $1,805,018)	$1,769,609	$1,769,609
Cantor Fitzgerald Securities, dated 05/29/15, due 06/01/15, 0.110%, total to be received $1,769,625 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 07/15/15 - 04/20/65, totaling $1,805,002)	1,769,609	1,769,609
Citigroup Global Markets Inc, dated 05/29/15, due 06/01/15, 0.100%, total to be received $372,532 (collateralized by various U.S. Government Agency Obligations, 0.084% - 4.375%, 04/30/16 - 11/15/39, totaling $379,980)	372,529	372,529
Daiwa Capital Markets, dated 05/29/15, due 06/01/15, 0.140%, total to be received $1,769,630 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 08/19/15 - 03/01/48, totaling $1,805,001)	1,769,609	1,769,609
Nomura Securities International Inc, dated 05/29/15, due 06/01/15, 0.110%, total to be received $1,769,625 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 06/15/15 - 04/20/65, totaling $1,805,001)	1,769,609	1,769,609
Total Repurchase Agreements		7,450,965

	Shares
Other Investment Companies - 1.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	5,867,795	5,867,795
Total Short-Term Investments (cost $13,318,760)		13,318,760
Total Investments - 101.0% (cost $568,944,857)		618,138,576
Other Assets, less Liabilities - (1.0)%		(5,966,662)
Net Assets - 100.0%		$612,171,914

  Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At May 31, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Systematic Large Cap Value Fund	$41,839,194	$9,816,887	$(1,122,359)	$8,694,528
AMG Systematic Mid Cap Value Fund	571,553,198	70,426,694	(23,841,316)	46,585,378

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of May 31, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Systematic Large Cap Value Fund	$974,244	2.0%
AMG Systematic Mid Cap Value Fund	7,233,573	1.2%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the May 31, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

Notes to Schedules of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of May 31, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Systematic Large Cap Value Fund
Investments in Securities
Common Stocks†	$48,723,552	—	—	$48,723,552
Short-Term Investments
Repurchase Agreements	—	$1,001,243	—	1,001,243
Other Investment Companies	808,927	—	—	808,927

Total Investments in Securities	$49,532,479	$1,001,243	—	$50,533,722

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Systematic Mid Cap Value Fund
Investments in Securities
Common Stocks†	$604,819,816	—	—	$604,819,816
Short-Term Investments
Repurchase Agreements	—	$7,450,965	—	7,450,965
Other Investment Companies	5,867,795	—	—	5,867,795

Total Investments in Securities	$610,687,611	$7,450,965	—	$618,138,576

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of May 31, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

REIT: Real Estate Investment Trust

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	July 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	July 6, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	July 6, 2015